LONG-TERM DEBT (Details 3) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 15, 2015 USD ($)	Jun. 30, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
BORROWINGS
Total Debt		$ 1,180,000	$ 1,200,000	$ 1,182,500	$ 103,000
Senior secured notes
BORROWINGS
Debt issuance costs and fees			$ 13,600
Debt instrument term			1 year
Total Debt		$ 335,000	$ 350,000	$ 335,000
Notes stated interest percentage			7.75%
Senior secured notes | 7.75% Senior Secured Notes Due 2021
BORROWINGS
Debt issuance costs and fees			$ 13,600
Total Debt			$ 350,000
Notes stated interest percentage			7.75%
Senior secured notes | 7.25% Senior Secured Notes Due 2021
BORROWINGS
Debt issuance costs and fees	$ 13,000
Total Debt	$ 335,000
Notes stated interest percentage	7.25%
Number of shares exercisable | shares		700,000
Exercise price | $ / shares		$ 9.88
Percentage of premium to volume-weighted average price		30.00%
Number of trading days | item		10